[Direct Line]	Tampa, Florida 33602 (813) 224-9255 (813) 223-9620[Fax] Tampa, Florida 33601-3913

RANDY K. STERNS rsterns@bushross.com (813) 204-6401 [Direct Line]	1801 N. Highland Avenue Tampa, Florida 33602 (813) 224-9255[Phone] (813) 223-9620 [Fax] www.bushross.com Mailing Address: Post Office Box 3913 Tampa, Florida 33601-3913

February 8, 2018

Via EDGAR

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Mail Stop 4720

Washington, DC 20549

Attn:  Michael Clampitt,  Staff Attorney

RE:	Ministry Partners Investment Company, LLC
Class 1A Notes - Registration Statement on Form S-1 File No. 333-221954

Ladies and Gentlemen:

Filed with this letter is a blue line comparison copy of the above-referenced Pre-Effective Amendment No. 3 to the subject S-1 Registration Statement, showing changes from the previously filed Pre-Effective Amendment No.  2 to the subject S-1 Registration Statement.

Should you have additional questions or comments regarding this matter, please contact me at (813) 224-9255.  Thank you for your attention and courtesies with respect to this matter.

Respectfully Submitted,

Bush Ross, P.A.
/s/Randy K Sterns
Randy K. Sterns

cc: Joseph W. Turner, Jr.